Operating Segments (Tables)	3 Months Ended
Mar. 31, 2025
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments:
	Three months period ended March 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited

Revenues	$40,017	$4,001	$44,018
Gross profit	$20,279	$470	$20,749
Unallocated corporate expenses			(12,954)
Finance expenses, net			(1,182)
Income before taxes on income			$6,613

	Three months period ended March 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Revenues	$33,758	$3,978	$37,736
Gross profit	$16,138	$613	$16,751
Unallocated corporate expenses			(12,712)
Finance expenses, net			(1,600)
Income before taxes on income			$2,439
	Year Ended December 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Revenues	$141,447	$19,506	$160,953
Gross profit	$67,739	$2,228	$69,967
Unallocated corporate expenses			(49,916)
Finance expenses, net			(6,717)
Income before taxes on income			$13,334

Schedule of Reporting on Operating Segments Geographic Region	Reporting on operating segments by geographic region:
	Three months period ended March 31, 2025
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$30,157	$-	$30,157
Israel	1,353	4,001	5,354
Latin America	4,611	-	4,611
Canada	3,036	-	3,036
Asia	790	-	790
Europe	70	-	70
	$40,017	$4,001	$44,018
	Three months period ended March 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Unaudited
Geographical markets
U.S.A	$25,849	$-	$$25,849
Israel	1,832	3,978	5,810
Canada	3,281	-	3,281
Asia	1,434	-	1,434
Latin America	1,116	-	1,116
Europe	246	-	246
	$33,758	$3,978	$37,736

	Year ended December 31, 2024
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands
	Audited
Geographical markets
U.S.A	$100,504	$-	$100,504
Israel	5,506	19,506	25,012
Latin America	18,606	-	18,606
Canada	9,457	-	9,457
Europe	4,936	-	4,936
Asia	2,376	-	2,376
Others	62	-	62
	$141,447	$19,506	$160,953